SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 114,675	$ 103,287	$ 111,995
Depreciation and amortization	4,372	4,185	3,941
Expenditure for segment assets	3,822	4,161	3,884
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	29,149	26,171	29,411
Depreciation and amortization	1,601	1,476	1,299
Expenditure for segment assets	1,600	2,665	1,769
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	31,031	33,794	35,067
Depreciation and amortization	1,031	1,044	1,029
Expenditure for segment assets	1,180	588	866
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	34,264	27,687	27,276
Depreciation and amortization	786	705	653
Expenditure for segment assets	803	764	847
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,194	11,100	11,915
Depreciation and amortization	954	960	960
Expenditure for segment assets	239	144	402
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,037	4,535	8,326
Depreciation and amortization
Expenditure for segment assets